Business Combination (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 08, 2026	Jan. 31, 2026	Jan. 13, 2026	Sep. 15, 2025	May 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026
Business Combination [Line Items]
Common stock par value							$ 0.0001
Proceeds from business combination								$ 114,076
Earnout shares par value						$ 20.97		$ 20.97
Deferred underwriting commissions related to Business Combination								$ 500
Minimum payment obligation						$ 250		250
Additional paid-in capital						$ 500		$ 500
Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Business Combination [Line Items]
Volume-weighted average price				$ 12.50
Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Volume-weighted average price				15.00
Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Business Combination [Line Items]
Volume-weighted average price				17.50
Merger Agreement [Member]
Business Combination [Line Items]
Business combination, net of transaction costs, shares			3,093,750
Issued shares	7,875,000					7,875,000
Earnout Agreement Amendment [Member]
Business Combination [Line Items]
Business combination, net of transaction costs, shares		1,125,000,000
Earnout Agreement Amendment [Member] | Goodrich ILMJS LLC [Member]
Business Combination [Line Items]
Business combination, net of transaction costs, shares		1,968,750
Consulting Agreement [Member]
Business Combination [Line Items]
Issued shares, granted			336,000
Boost Run Inc [Member]
Business Combination [Line Items]
Common stock par value				10.00
Boost Run Holding LLC [Member]
Business Combination [Line Items]
Common stock par value				$ 10
Installment notes				$ 8,500	$ 8,500
Benchmark Merger Sub I Inc [Member]
Business Combination [Line Items]
Earnout shares par value									$ 10.00
Common Class B [Member]
Business Combination [Line Items]
Common stock par value						$ 0.0001	$ 0.0001	$ 0.0001
Common Stock [Member] | Benchmark Merger Sub I Inc [Member]
Business Combination [Line Items]
Business combination, net of transaction costs, shares							1,000
Common stock par value							$ 0.0001		$ 0.0001
Common Stock [Member] | Common Class B [Member] | Boost Run Inc [Member]
Business Combination [Line Items]
Business combination, net of transaction costs, shares				44,150,000
Shares received on business acquisition, value				$ 441,500
Common Stock [Member] | Common Class B [Member] | Boost Run Holding LLC [Member]
Business Combination [Line Items]
Business combination, net of transaction costs, shares				441,500,000